DEBENTURES - Summary (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) instrument	Dec. 31, 2019 BRL (R$)
DEBENTURES
Total Debentures	R$ 2,902,417	R$ 2,911,044
Current debentures	7,463	18,015
Non-current debentures	R$ 2,894,954	2,893,029
14th
DEBENTURES
Quantity Issued | instrument	20,000
Quantity Held in treasury | instrument	20,000
15th
DEBENTURES
Quantity Issued | instrument	1,500,000
Total Debentures	R$ 1,500,985	1,504,436
16th - A
DEBENTURES
Quantity Issued | instrument	600,000
Total Debentures	R$ 600,759	602,847
16th - B
DEBENTURES
Quantity Issued | instrument	800,000
Total Debentures	R$ 800,673	R$ 803,761